Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carried forward	$ 57,572	$ 57,516
Investment loss in a liquidating subsidiary of the VIE		9,598
Allowance for current expected credit losses	978	1,201
Impairment of long-term equity investments	443	485
Accruals and others	2,952	1,609
Valuation allowance	(51,340)	(59,421)	$ (51,868)	$ (47,223)
Total deferred tax assets, net of valuation allowance	10,605	10,988
Set-off provisions	(522)	(460)
Deferred tax assets, net	10,083	10,528
Deferred tax liabilities:
Acquired intangible assets	(5,851)	(905)
Others	(809)	(709)
Total deferred tax liabilities	(6,660)	(1,614)
Set-off provisions	522	460
Deferred tax liabilities, net	$ (6,138)	$ (1,154)